Severance and other	12 Months Ended
Jan. 31, 2013
Text Block [Abstract]
Severance and other

8.    Severance and other

Severance and other.    Charges incurred for employee severance and other costs primarily relate to the Company’s ongoing business transformation initiatives, which include redefining business processes, developing the Company’s next generation freight forwarding operating system and rationalizing business segments to a consistent organizational structure on a worldwide basis. Although the Company has not adopted a formal plan of restructuring or termination pursuant to ASC 420, Exit or Disposal Cost Obligations (ASC 420) or ASC 715, Compensation — Retirement Benefits (ASC 715), the Company expects to incur severance costs related to these transformation activities through the fiscal year ending January 31, 2015. There were no such charges during the fiscal year ended January 31, 2011.

The following table shows a summary of severance and other charges:

	Fiscal years ended January 31,
	2013	2012
Employee severance costs	$12,826	$9,645
Facility exit costs	—	2,381
Legal settlements	5,213	3,106

Total	$18,039	$15,132

Facility exit costs.    Amounts charged for other exit costs for the fiscal year ended January 31, 2012 were $2,381. These charges were incurred in connection with the closure of certain underutilized contract logistics facilities in Europe.

Legal settlements.    During the fiscal year ended January 31, 2013, the Company recorded a charge for $5,213 related to an adverse legal judgment rendered in October 2012 which related to a January 2006 warehouse fire in the Company’s operations in Sydney, Australia.

The Company was involved in a dispute with the South African Revenue Service with respect to the Company’s use of “owner drivers” for the collection and delivery of cargo in South Africa. The South African Revenue Service previously claimed that the Company was liable for employee taxes in respect of these owner drivers. Although a settlement had not been reached as of January 31, 2012, during the fourth quarter ended January 31, 2012, the Company recorded a charge for $3,106 representing an estimated settlement value for all years under review. The aggregate amount claimed by the South African Revenue Service for all years under review was approximately $9,202 based on exchange rates as of January 31, 2012. The Company settled the matter during the fiscal year ended January 31, 2013, for an amount approximating the accrual.

Certain information regarding employee severance and other costs by segment is summarized were as follows:

	Fiscal years ended January 31,
	2013	2012
Freight Forwarding	$6,029	$5,555
Contract Logistics and Distribution	9,680	5,653
Corporate	2,330	3,924

Total	$18,039	$15,132